Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.8%
		Communication Services—1.2%
1,826,100		Infrastrutture Wireless Italiane S.p.A.	$ 22,191,076
350,000	[1]	Pinterest, Inc.	13,114,500
1,500,000	[1]	Reservoir Media Management, Inc.	10,500,000
494,611	[1]	Reservoir Media, Inc.	3,462,277
		TOTAL	49,267,853
		Consumer Discretionary—16.5%
250,000		Academy Sports and Outdoors, Inc.	15,682,500
350,600	[1,2]	Birkenstock Holding Ltd.	16,264,334
799,489	[1,2]	Bowlero Corp.	8,642,476
565,054	[1,2]	Cava Group, Inc.	26,444,527
250,000	[2]	Choice Hotels International, Inc.	30,280,000
4,000,000	[1]	CTOS LLC	26,160,000
465,500	[1]	DraftKings, Inc.	18,177,775
375,000	[1,2]	Dream Finders Homes, Inc.	12,326,250
107,000	[1]	Duolingo, Inc.	19,141,230
400,000	[1,2]	Dutch Bros, Inc.	10,740,000
325,000	[1]	Etsy, Inc.	21,632,000
1,360,000	[1,2]	European Wax Center, Inc.	20,182,400
1,780,300	[1,2]	First Watch Restaurant Group, Inc.	38,205,238
99,200	[1,2]	Five Below, Inc.	17,802,432
300,000	[1,2]	Floor & Decor Holdings, Inc.	30,168,000
10,000	[1,2]	GEN Restaurant Group, Inc.	79,300
119,829	[1]	Genius Sports Ltd.	804,053
548,800	[1,2]	Lovesac Co./The	12,710,208
271,200		Moncler S.p.A.	16,697,543
12,019,853		NagaCorp Ltd.	4,014,246
500,000	[1,2]	On Holding AG	13,280,000
663,500	[1]	Planet Fitness, Inc.	44,958,760
3,448,000	[1]	Samsonite International S.A.	9,577,470
460,000	[1,2]	Savers Value Village, Inc.	8,597,400
475,000	[1]	Six Flags Entertainment Corp.	11,974,750
500,000	[1]	Smith Douglas Home Corp.	12,865,000
2,585,000	[1,2]	Sportradar Group AG	26,677,200
140,000	[2]	Vail Resorts, Inc.	31,080,000
435,000		Wingstop, Inc.	122,282,850
1,300,000	[1]	Xponential Fitness, Inc.	14,378,000
794,400	[1,2]	YETI Holdings, Inc.	34,929,768
		TOTAL	676,755,710
		Consumer Staples—1.5%
801,199	[1]	Chefs Warehouse, Inc.	25,494,152
1,116,200	[1]	Grocery Outlet Holding Corp.	27,659,436
300,000	[1,2]	Maplebear, Inc.	7,341,000
		TOTAL	60,494,588
		Energy—2.4%
609,700	[2]	Matador Resources Co.	33,466,433

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
1,967,000		New Fortress Energy, Inc.	$ 65,363,410
		TOTAL	98,829,843
		Financials—6.4%
625,000		Ares Management Corp.	75,925,000
925,000	[2]	Artisan Partners Asset Management, Inc.	38,757,500
1,132,500		FinecoBank Banca Fineco S.p.A.	16,367,634
865,000		Hamilton Lane, Inc.	100,288,100
2,600,000		P10, Inc.	23,920,000
500,000	[1]	Toast, Inc.	8,885,000
		TOTAL	264,143,234
		Health Care—33.4%
1,238,666	[1]	89Bio, Inc.	12,262,793
1,749,422	[1,2]	Amphastar Pharmaceuticals, Inc.	93,349,158
2,198,020	[1,2]	Arcturus Therapeutics Holdings, Inc.	72,468,719
410,114	[1]	Argenx SE	155,454,988
81,200	[1]	Argenx SE, ADR	30,897,412
5,264,000	[1]	aTyr Pharma, Inc.	8,396,080
338,980	[1]	Century Therapeutics, Inc.	1,450,834
60,000	[1]	Charles River Laboratories International, Inc.	12,976,800
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,540,500
260,000	[1,2]	CRISPR Therapeutics AG	16,367,000
500,000	[1]	Denali Therapeutics, Inc.	8,005,000
358,220	[1,2]	Dexcom, Inc.	43,469,997
5,337,229	[1,2]	Dynavax Technologies Corp.	68,956,999
608,876	[1]	Dyne Therapeutics, Inc.	13,029,946
400,000	[1,2]	EDAP TMS S.A., ADR	2,664,000
5,074,231	[1,2]	Fusion Pharmaceuticals, Inc.	58,962,564
3,065,136	[1]	Gossamer Bio, Inc.	2,574,714
424,800	[1]	Guardant Health, Inc.	9,315,864
2,366,890	[1]	IDEAYA Biosciences, Inc.	103,030,722
240,000	[1]	Inspire Medical Systems, Inc.	50,608,800
57,500	[1]	Insulet Corp.	10,975,025
915,000	[1,2]	Intellia Therapeutics, Inc.	21,795,300
188,702	[1,3]	Laronde, Inc.	4,539,283
827,320	[1,2]	Legend Biotech Corp., ADR	45,552,239
1,833,691	[1,2]	Merus NV	65,426,095
605,000	[1]	Minerva Neurosciences, Inc.	5,112,250
471,276	[1,2]	Moonlake Immunotherapeutics	26,334,903
1,000,000	[1]	Morphic Holding, Inc.	31,690,000
265,000	[1]	Natera, Inc.	17,474,100
1,136,820	[1,3]	Orchard Therapeutics PLC, Rights	79,577
57,500	[1,2]	Penumbra, Inc.	14,500,925
3,342,000	[1]	Regulus Therapeutics, Inc.	4,244,340
150,000	[1,2]	Repligen Corp.	28,410,000
3,310,800	[1,4]	Rezolute, Inc.	3,641,880
1,028,228	[1,2]	Rhythm Pharmaceuticals, Inc.	45,355,137
275,000	[1]	Sarepta Therapeutics, Inc.	32,722,250
3,593,000	[1]	Scynexis, Inc.	7,401,580
1,130,000	[1]	Structure Therapeutics, Inc., ADR	49,290,600

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
248,231	[1,2]	Summit Therapeutics, Inc.	$ 973,066
200,000	[1]	Tela Bio, Inc.	1,382,000
1,035,488	[1]	Ultragenyx Pharmaceutical, Inc.	45,675,376
344,442	[1]	Vaxcyte, Inc.	24,600,048
148,800	[1]	Veeva Systems, Inc.	30,862,608
1,124,643	[1,2]	Verona Pharma PLC, ADR	20,637,199
1,356,192	[1,2]	Verve Therapeutics, Inc.	14,673,998
340,000	[1]	Xenon Pharmaceuticals, Inc.	15,374,800
279,700	[1]	Zealand Pharma AS	19,027,069
1,025,000	[1,2]	Zentalis Pharmaceuticals, Inc.	12,146,250
		TOTAL	1,365,680,788
		Industrials—11.9%
236,000	[2]	Advanced Drainage System, Inc.	30,779,120
230,700		Applied Industrial Technologies, Inc.	40,709,322
788,836		Aris Water Solutions, Inc.	6,862,873
117,200	[1,2]	Chart Industries, Inc.	13,679,584
319,700		Comfort Systems USA, Inc.	69,525,159
725,000	[1,2]	Fiverr International Ltd.	19,517,000
560,000	[1]	GMS, Inc.	47,129,600
903,221	[1,2]	GXO Logistics, Inc.	49,117,158
214,000	[2]	HEICO Corp.	38,432,260
1,140,500	[1]	Montrose Environmental Group, Inc.	33,314,005
158,086	[1]	MYR Group, Inc.	22,740,671
117,000		Owens Corning, Inc.	17,729,010
344,000	[1,2]	Trex Co., Inc.	28,029,120
77,300		Vertiv Holdings Co.	4,354,309
228,000	[1,2]	XPO, Inc.	19,480,320
403,300		Xylem, Inc.	45,347,052
		TOTAL	486,746,563
		Information Technology—14.2%
1,107,000	[1]	Allegro MicroSystems, Inc.	28,715,580
1,400,000	[1]	Alteryx, Inc.	66,444,000
425,000	[1]	Braze, Inc.	22,971,250
808,200	[1]	Camtek Ltd.	62,910,288
995,000	[1,2]	Confluent, Inc.	22,248,200
511,660	[1]	Docebo, Inc.	22,487,457
700,000	[1]	DoubleVerify Holdings, Inc.	28,007,000
1,385,000	[1]	HashiCorp, Inc.	30,276,100
800,000	[1,2]	Klaviyo, Inc.	20,680,000
90,000	[1,2]	Novanta, Inc.	13,909,500
200,000	[1]	Okta, Inc.	16,530,000
29,201	[1]	Procore Technologies, Inc.	2,084,659
375,000	[1]	Q2 Holdings, Inc.	15,956,250
570,700	[1]	Rapid7, Inc.	31,405,621
367,245,904	[1,2]	Seeing Machines Ltd.	24,848,284
343,000	[1]	Shopify, Inc.	27,464,010
927,000	[1]	Smartsheet, Inc.	41,687,190
1,315,000	[1]	SoundThinking, Inc.	27,141,600
120,000	[1]	SPS Commerce, Inc.	22,056,000
683,000	[1]	Teradata Corp.	31,540,940

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
46,900	[1]	Tyler Technologies, Inc.	$ 19,826,975
		TOTAL	579,190,904
		Materials—2.0%
1,154,042	[1,2]	Aspen Aerogels, Inc.	12,959,892
1,020,000	[1,2]	ATI, Inc.	41,687,400
187,300	[2]	Westlake Corp.	25,912,955
		TOTAL	80,560,247
		Real Estate—6.3%
930,000		Americold Realty Trust, Inc.	25,575,000
492,000	[1,2]	CoStar Group, Inc.	41,072,160
825,000		Gaming and Leisure Properties, Inc.	37,661,250
315,000		Lamar Advertising Co.	32,974,200
1,000,000		Physicians Realty Trust	12,240,000
480,000		Ryman Hospitality Properties, Inc.	52,752,000
555,000		STAG Industrial, Inc.	20,501,700
1,180,000		VICI Properties, Inc.	35,541,600
		TOTAL	258,317,910
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,557,641,046)	3,919,987,640
		CORPORATE BONDS—0.6%
		Consumer Discretionary—0.4%
$ 14,800,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	14,496,674
		Health Care—0.1%
900,000	[3]	CeQur S.A., Conv. Bond, 0.000%, 6/30/2034	1,042,934
3,000,000		Cryoport, Inc., Conv. Bond, 0.750%, 12/1/2026	2,466,924
		TOTAL	3,509,858
		Industrials—0.1%
3,000,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	2,686,407
3,000,000		Upwork, Inc., Conv. Bond, 0.250%, 8/15/2026	2,547,168
		TOTAL	5,233,575
		TOTAL CORPORATE BONDS (IDENTIFIED COST $23,075,589)	23,240,107
		PREFERRED STOCKS—0.4%
		Health Care—0.3%
1,957,807	[3]	CeQur S.A.	9,270,497
41,900		Regulus Therapeutics, Inc. - Rights	5,321,300
		TOTAL	14,591,797
		Real Estate—0.1%
50,000		DigitalBridge Group, Inc., 7.125%	1,151,500
50,000		DigitalBridge Group, Inc., 7.150%	1,147,500
50,000		DigitalBridge Group, Inc., Pfd., 7.125%	1,147,500
		TOTAL	3,446,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $17,364,986)	18,038,297
	[1]	WARRANTS—0.2%
		Health Care—0.2%
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	0
766,284		Gossamer Bio, Inc., Warrants 7/24/2028	544,981
200,000		Immatics N.V., Warrants 12/31/2025	674,000
162,100		Minerva Neurosciences, Inc., Warrants 12/31/2099	1,369,745
193,334		Rezolute, Inc., Warrants 10/8/2027	15,486

Shares or Principal Amount			Value
	[1]	WARRANTS—continued
		Health Care—continued
64,800		Rezolute, Inc., Warrants 1/1/2099	$ 71,280
1,685,800		Rezolute, Inc., Warrants 12/31/2099	1,854,380
720,500		Scynexis, Inc., Warrants 5/21/2024	2,306
165,355		Scynexis, Inc., Warrants 4/26/2029	234,969
1,441,000		Scynexis, Inc., Warrants 1/1/2099	2,968,460
		TOTAL WARRANTS (IDENTIFIED COST $18,142,603)	7,735,607
		INVESTMENT COMPANIES—12.6%
80,341,867		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[5]	80,341,867
434,543,403		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[5]	434,717,221
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $514,838,870)	515,059,088
		TOTAL INVESTMENT IN SECURITIES—109.6% (IDENTIFIED COST $3,131,063,094)	4,484,060,739
		OTHER ASSETS AND LIABILITIES - NET—(9.6)%[6]	(392,883,770)
		TOTAL NET ASSETS—100%	$4,091,176,969
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2024, were as follows:
Affiliated	Value as of 10/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 1/31/2024	Shares Held as of 1/31/2024	Dividend Income*
Financials:
P10, Inc.**	$29,973,809	$—	$(5,320,187)	$1,148,584	$(1,882,206)	$23,920,000	2,600,000	$—
Health Care:
Amphastar Pharmaceuticals, Inc.	$87,823,800	$—	$(10,433,966)	$11,774,753	$4,184,571	$93,349,158	1,749,422	$—
Arcturus Therapeutics Holdings, Inc.	$41,982,182	$—	$—	$30,486,537	$—	$72,468,719	2,198,020	$—
aTyr Pharma, Inc.	$6,580,000	$—	$—	$1,816,080	$—	$8,396,080	5,264,000	$—
Dynavax Technologies Corp.	$80,993,675	$—	$(4,859,183)	$(9,040,813)	$1,863,320	$68,956,999	5,337,229	$—
Fusion Pharmaceuticals, Inc.	$23,286,064	$92,138	$—	$35,584,362	$—	$58,962,564	5,074,231	$—
IDEAYA Biosciences, Inc.	$57,005,377	$10,117,255	$—	$35,908,090	$—	$103,030,722	2,366,890	$—
Merus NV	$43,761,391	$—	$(11,127,126)	$28,928,360	$3,863,470	$65,426,095	1,833,691	$—
Minerva Neurosciences, Inc.	$2,916,100	$—	$—	$2,196,150	$—	$5,112,250	605,000	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$781,322	$—	$—	$588,423	$—	$1,369,745	162,100	$—
Regulus Therapeutics, Inc.	$4,077,240	$—	$—	$167,100	$—	$4,244,340	3,342,000	$—
Regulus Therapeutics, Inc. - Rights	$5,111,800	$—	$—	$209,500	$—	$5,321,300	41,900	$—
Rezolute, Inc.	$3,202,868	$—	$—	$439,012	$—	$3,641,880	3,310,800	$—
Rezolute, Inc., Warrants 10/8/2027	$13,166	$—	$—	$2,320	$—	$15,486	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$62,688	$—	$—	$8,592	$—	$71,280	64,800	$—
Rezolute, Inc., Warrants 12/31/2099	$1,630,843	$—	$—	$223,537	$—	$1,854,380	1,685,800	$—
Scynexis, Inc.	$6,790,770	$—	$—	$610,810	$—	$7,401,580	3,593,000	$—
Scynexis, Inc., Warrants 5/21/2024	$43,662	$—	$—	$(41,356)	$—	$2,306	720,500	$—
Scynexis, Inc., Warrants 4/26/2029	$224,899	$—	$—	$10,070	$—	$234,969	165,355	$—
Scynexis, Inc., Warrants 1/1/2099	$2,723,490	$—	$—	$244,970	$—	$2,968,460	1,441,000	$—
Information Technology:
Seeing Machines Ltd.	$24,268,801	$—	$(1,187,615)	$2,728,514	$(961,416)	$24,848,284	367,245,904	$—
SoundThinking, Inc.	$19,843,350	$—	$—	$7,298,250	$—	$27,141,600	1,315,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$443,097,297	$10,209,393	$(32,928,077)	$151,291,845	$7,067,739	$578,738,197	410,309,976	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2023	$54,966,211	$454,714,770	$509,680,981
Purchases at Cost	$230,071,906	$496,058,486	$726,130,392
Proceeds from Sales	$(204,696,250)	$(516,271,840)	$(720,968,090)
Change in Unrealized Appreciation/Depreciation	$—	$99,036	$99,036
Net Realized Gain/(Loss)	$—	$116,769	$116,769
Value as of 1/31/2024	$80,341,867	$434,717,221	$515,059,088
Shares Held as of 1/31/2024	80,341,867	434,543,403	514,885,270
Dividend Income	$973,963	$6,587,713	$7,561,676

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$395,143,202	$401,476,225

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2024, these restricted securities amounted to $3,641,880, which represented 0.1% of total net assets.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,110,829,316	$—	$6,159,360	$3,116,988,676
International	534,820,654	268,178,310	—	802,998,964
Preferred Stocks
International	—	—	9,270,497	9,270,497
Domestic	3,446,500	5,321,300	—	8,767,800
Debt Securities:
Corporate Bonds	—	22,197,173	1,042,934	23,240,107
Warrants	3,969,405	3,766,202	—	7,735,607
Investment Companies	515,059,088	—	—	515,059,088
TOTAL SECURITIES	$4,168,124,963	$299,462,985	$16,472,791	$4,484,060,739

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt